NOTE 18 LEASE LIABILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Lease liabilities, beginning	$ 734,896	$ 0
Acquisition of Kai Medical	294,669
Acquisition of LP&A	45,595
Adoption of IFRS 16		138,444
Additions		860,813
Interest expense	31,309	25,677
Payments	(226,400)	(203,712)
Termination of leases	(383,683)	(86,326)
Lease liabilities, ending	496,386	734,896
Less: current portion of lease liability	241,138
Lease liability	255,248
Kai Medical
Statement [Line Items]
Lease liabilities, beginning	0	0
Acquisition of Kai Medical	294,669
Acquisition of LP&A	0
Adoption of IFRS 16		0
Additions		0
Interest expense	3,969	0
Payments	(25,586)	0
Termination of leases	0	0
Lease liabilities, ending	273,052	0
Less: current portion of lease liability	87,452
Lease liability	185,600
Lawrence Park & Atkinson
Statement [Line Items]
Lease liabilities, beginning	0	0
Acquisition of Kai Medical	0
Acquisition of LP&A	45,595
Adoption of IFRS 16		0
Additions		0
Interest expense	0	0
Payments	0	0
Termination of leases	0	0
Lease liabilities, ending	45,595	0
Less: current portion of lease liability	41,982
Lease liability	3,613
Empower Clinics
Statement [Line Items]
Lease liabilities, beginning	14,761	0
Acquisition of Kai Medical	0
Acquisition of LP&A	0
Adoption of IFRS 16		138,444
Additions		23,006
Interest expense	568	4,318
Payments	(12,270)	(64,681)
Termination of leases	0	(86,326)
Lease liabilities, ending	3,059	14,761
Less: current portion of lease liability	3,059
Lease liability	0
Sun Valley Clinics
Statement [Line Items]
Lease liabilities, beginning	332,150	0
Acquisition of Kai Medical	0
Acquisition of LP&A	0
Adoption of IFRS 16		0
Additions		431,544
Interest expense	15,669	13,404
Payments	(173,139)	(112,798)
Termination of leases	0	0
Lease liabilities, ending	174,680	332,150
Less: current portion of lease liability	108,645
Lease liability	66,035
CBD Extraction Facility
Statement [Line Items]
Lease liabilities, beginning	387,985	0
Acquisition of Kai Medical	0
Acquisition of LP&A	0
Adoption of IFRS 16		0
Additions		406,263
Interest expense	11,103	7,955
Payments	(15,405)	(26,233)
Termination of leases	(383,683)	0
Lease liabilities, ending	0	$ 387,985
Less: current portion of lease liability	0
Lease liability	$ 0